Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2018
Vessels, Port Terminals, Tanker Vessels, Barges, Push boats and other fixed assets

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$2,553,047	$(743,822)	$1,809,225
Additions	5,111	(47,818)	(42,707)
Impairment losses	(48,007)	35,926	(12,081)
Vessel disposals	(7,682)	—	(7,682)
Other disposals	(156)	137	(19)
Write offs	(34)	—	(34)
Vessel acquisition	10,255	(53)	10,202
Transfers from deposits for vessels, port terminal and other fixed assets, net	32,032	—	32,032
Balance June 30, 2018	$2,544,566	$(755,630)	$1,788,936